Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended				9 Months Ended	11 Months Ended	12 Months Ended
	May 11, 2016	Apr. 14, 2016	Aug. 06, 2015	May 22, 2015	May 22, 2015	May 18, 2015	Apr. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	May 18, 2015
Investors contributed series-seed equity financing															$ 530,000
Value of shares issued											2,562,896		$ 4,241,627	$ 769,687
Private Placement Offering (the "April 2016 Offering") [Member]
Legal Fees		$ 223,000														17,500
Private placement offering (the "March 2015 Offering") [Member]
Legal Fees				$ 77,150
Number of common stock new issue			7,876,310
Akoustis, Inc. [Member] | Convertible Notes Payable [Member]
Amount of debt converted				$ 645,000
Debt carrying value											$ 645,000					$ 645,000
Conversion price (in dollars per share)											$ 1.50					$ 1.50
Akoustis, Inc. [Member] | One Convertible Note Holder [Member] | Convertible Notes Payable [Member]
Amount of debt converted							$ 10,000
Akoustis, Inc. [Member] | Founders & Angel Investors [Member]
Investors contributed series-seed equity financing									$ 530,000
Akoustis, Inc. [Member] | Investors [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | Stock Purchase Agreement [Member]
Legal Fees								$ 35,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member]
Equity financing									175,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Convertible Notes Payable [Member]
Debt face amount								200,000							$ 200,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | Convertible Notes Payable [Member]
Number of common stock new issue																93,750
Value of shares issued																$ 150,000
Akoustis, Inc. [Member] | Jeffrey B. Shealy [Member] | Private placement offering (the "March 2015 Offering") [Member] | Convertible Notes Payable [Member]
Number of common stock new issue															134,000
Value of shares issued															$ 201,000
Debt conversion converted instrument amount															200,000
Akoustis, Inc. [Member] | Raytech, LLC [Member] | Debt [Member]
Debt face amount								30,000							30,000
Akoustis, Inc. [Member] | Raytech, LLC [Member] | Loan Agreement [Member]
Transaction from related party															$ 30,000
Agreement term															12 months
Akoustis, Inc. [Member] | Steven P. DenBaars [Member]
Equity financing									50,000
Akoustis, Inc. [Member] | Steven P. DenBaars [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue					125,000
Value of shares issued					$ 200,000
Akoustis, Inc. [Member] | Steven P. DenBaars [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue															17,000
Value of shares issued															$ 25,500
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Contractor Agreement [Member]
Payments for consulting fees																			$ 27,426
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Private Placement Offering (the "April 2016 Offering") [Member] | Contractor Agreement [Member]
Number of common stock new issue						6,250
Value of shares issued						$ 10,000
Akoustis, Inc. [Member] | Mr. Mark D. Boomgarden | Private placement offering (the "March 2015 Offering") [Member] | Contractor Agreement [Member]
Number of common stock new issue						17,000
Value of shares issued						$ 25,500
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member]
Equity financing									100,000
Number of common stock new issue							6,806
Value of shares issued							$ 10,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Convertible Notes Payable [Member]
Debt face amount								225,000							225,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue					10,000											35,000
Value of shares issued					$ 16,000											$ 56,000
Akoustis, Inc. [Member] | Jeffrey K. McMahon [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue							144,000
Value of shares issued							$ 216,000
Debt conversion converted instrument amount							$ 215,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member]
Equity financing									$ 80,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member] | Convertible Notes Payable [Member]
Debt face amount								$ 130,000							$ 130,000
Akoustis, Inc. [Member] | Richard Shealy (the brother of the Company's CEO [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue															90,000	100,000
Value of shares issued															$ 135,000	$ 150,000
Debt conversion converted instrument amount															130,000
Akoustis, Inc. [Member] | Shareholder [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue																250,000
Value of shares issued																$ 400,000
Akoustis, Inc. [Member] | Shareholder [Member] | Private placement offering (the "March 2015 Offering") [Member]
Number of common stock new issue																135,000
Value of shares issued																$ 202,500
Percentage of ownership											15.40%					15.40%
Akoustis, Inc. [Member] | Arthur E. Geiss [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue	125,000
Value of shares issued	$ 200,000
Akoustis, Inc. [Member] | Jerry D. Neal [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue	10,000
Value of shares issued	$ 16,000
Akoustis, Inc. [Member] | AEG Consulting LLC (firm owned by a Co-Chairman )[Member]
Payments for consulting fees										$ 4,050	$ 4,013	$ 750			$ 3,462	$ 10,238	$ 9,463	$ 7,700
Akoustis, Inc. [Member] | Cindy C. Payne [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue																9,375
Value of shares issued																$ 15,000
Akoustis, Inc. [Member] | David M. Aichele [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock new issue																6,250
Value of shares issued																$ 10,000
Akoustis, Inc. [Member] | Big Red LLC [Member]
Transaction from related party																$ 43,544